Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss attributable to common stockholders	$ (2,634)	$ (2,977)	$ (7,831)	$ (7,969)	$ (11,017)	$ (12,257)
Weighted-average common shares outstanding - basic	3,174	2,924	3,043	2,924	2,938	1,180
Weighted-average common shares outstanding - diluted	3,174	2,924	3,043	2,924	2,938	1,180
Net loss per common share - basic	$ (0.83)	$ (1.02)	$ (2.57)	$ (2.73)	$ (3.75)	$ (10.39)
Net loss per common share - diluted	$ (0.83)	$ (1.02)	$ (2.57)	$ (2.73)	$ (3.75)	$ (10.39)